Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Short Term Loans

Short-term loans consisted of the following:

	December 31, 2024	December 31, 2023
Guangdong Huaxing Bank	$2,054,992	$2,112,706
China Guangfa Bank	684,997	704,235
Zhongshan Rural Commercial Bank	410,998	1,126,776
Bank of Guangzhou	684,997	1,126,776
China Resources Bank of Zhuhai CO.LTD	1,369,994	1,408,471
China Bohai Bank Co.,Ltd	684,997	-
China Everbright BANK CO., LTD	821,997	-
Total	$6,712,972	$6,478,964

Schedule of Long Term Loans

Long-term loans

	December 31, 2024	December 31, 2023
China Guangfa Bank	$12,439,549	$13,521,317
Construction bank of China	1,301,495	1,366,216
Zhongshan Rural Commercial Bank	1,041,196	422,541
Minsheng Financial Leasing Co. LTD	59,240	96,346
YUWIN GROUP	-	1,397,616
ZSUN RESOURCE HOLDING(HK) LIMITED	-	704,235
Subtotal of long-term loans	14,841,480	17,508,271
Less: current portion	(10,506,144)	(781,701)
Long-term loans – non-current portion	$4,335,336	$16,726,570